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COLONIAL MUTUAL FUNDS
One Financial Center
Boston, Massachusetts  02111
617-426-3750



March 3, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust III (the "Trust")
         The Colonial Fund and
         Colonial Global Equity Fund (the "Funds")
         File Nos. 811-881 & 2-15184

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that each Fund's Prospectus for Classes A, B and C and Statements of Additional Information for the Funds does not differ from that contained in Post-Effective Amendment No. 109 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 1, 1999.

Very truly yours,

THE COLONIAL FUND
COLONIAL GLOBAL EQUITY FUND


By:_________________________________
     Ellen Harrington
     Assistant Secretary


Enclosures

          M. C. Telman
          M. Muller (2 copies)
          E. Edson
          Blue Sky
          L. Finnemore
          N. Ghajar
          W. Hill
          G. Johnson
          J. Lennon
          G. Rao
          R. Petrino
          J. Terrazino (SR)
          D. Young (2 copies)